CHURCHILL CASH RESERVES TRUST

           Supplement to the Prostpectus dated January 31, 1997

     The first sentence of the second paragraph of Investment Restriction No. 1 on page 9 of the prospectus is replaced by the following:

          The Trust cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer, provided, however that the Trust may invest not more than 25% of its total assets in the First Tier Securities (as defined in the Rule) of a single issuer for a period up to three business days after the purchase thereof, and provided, further that the Trust may not make more than one investment in accordance with the foregoing proviso at any time.

     This change was approved by the shareholders of the Trust at the annual meeting of the shareholders held September 25, 1997.

          The date of the supplement is October 3, 1997.

                   CHURCHILL CASH RESERVES TRUST
                       380 Madison Avenue
                           Suite 2300
                    New York, New York 10017
                          212-697-6666
                                                       PROSPECTUS
                                                 January 31, 1997

     The Trust's objective is to provide safety of principal for the cash reserves of investors while achieving as high a level of current income and liquidity as possible. It seeks to obtain this objective through investments in a diversified portfolio of money market securities meeting specific high quality standards and having short maturities.

     Shares of the Trust may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share; see "Net Asset Value Per Share." Purchases are made without any sales charge through Aquila Distributors, Inc., which is the exclusive Distributor of the Trust's shares. See "How to Invest in the Trust" and "How to Redeem Your Investment."

     AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED
BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE TRUST
WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
SHARE.

     SHARES OF THE TRUST ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANC ONE CORPORATION OR ITS BANK OR NON-BANK AFFILIATES OR BY ANY OTHER BANK. SHARES OF THE TRUST ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN THE TRUST INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     The Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust dated January 31, 1997, (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to Administrative Data Management Corp., the Trust's Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the Trust and its management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in the Prospectus. Only when you have read both the Prospectus and the Additional Statement are all the material facts about the Trust available to you.

FOR PURCHASE, REDEMPTION OR ACCOUNT INQUIRIES CONTACT THE TRUST'S
                  SHAREHOLDER SERVICING AGENT:
              ADMINISTRATIVE DATA MANAGEMENT CORP.
           581 MAIN STREET, WOODBRIDGE, NJ 07095-1198
           Call 800-952-6666 toll-free or 908-855-5731

 FOR GENERAL INQUIRIES AND YIELD INFORMATION, CALL 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         CHURCHILL CASH RESERVES TRUST
                               TABLE OF EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed at Time of Purchase                    0%
  Maximum Sales Charge Imposed on Reinvested Dividends                0%
  Maximum Deferred Sales Charge                                       0%
  Redemption Fees                                                     0%
  Exchange Fee                                                        0%


ANNUAL TRUST OPERATING EXPENSES(*)
(as a percentage of average net assets)
  Investment Advisory Fee After Waiver (+)                           0.28%
  12b-1 Fee (++)                                                        0%
  Total Other Expenses After Fee Waiver (+)                          0.28%
     Administration Fee After Waiver (+)                        0.15%
     Other Expenses                                             0.13%
  Total Trust Operating Expenses After Fee Waivers (+)               0.56%


Example(**)                              1 year   3 years   5 years   10
years
You would pay the following expenses
on a $1,000 investment, assuming (1)
5% annual return and (2) redemption
at the end of each time period             $6       $18       $31       $70

(*) Based upon amounts incurred during the most recent fiscal year of the Trust.

(+) Absent fee waiver, investment advisory fees would have been incurred at the rate of 0.33% of average net assets. Also, absent administration fee waiver, administration fees would have been incurred at the rate of 0.17% of average net assets and other expenses would have included those fees. Absent any fee waiver, total Trust operating expenses for the year would have been incurred at the annual rate of 0.63%.

(++) The 12b-1 Plan of the Trust does not involve payments out of the assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.

(**) The expense example is based upon an amount at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less expenses at a 0.56% annual rate; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each column represents the cumulative expenses so determined for the period specified.

    THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% RATE FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE.

    The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. (See "Management Arrangements" for a more complete description of the various investment advisory and administration fees.)


                         CHURCHILL CASH RESERVES TRUST
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

    The following table of Financial Highlights as it relates to the five years ended September 30, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Trust's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes.
Effective July 19, 1995, Banc One Investment Advisors Corporation became the
Trust's Investment Adviser, replacing PNC Bank, Kentucky, Inc.


                                          Year ended September 30,

                              1996      1995      1994      1993      1992
Net Asset Value,
  Beginning of Year           $1.0000   $1.0000  $1.0000  $1.0000   $1.0000

Income from Investment
  Operations:
    Net investment income     0.0500    0.0526   0.0319   0.0265    0.0380

    Net gain on securities
      (both realized and
        unrealized)             --         --       --       --      0.0005

    Total from Investment
      Operations              0.0500     0.0526   0.0319   0.0265    0.0385

Less Distributions:
  Dividends from net
    investment income         (0.0500)  (0.0526)  (0.0319) (0.0265)  (0.0380)

  Distributions from
    capital gains                --        --        --       --     (0.0005)

  Total Distributions         (0.0500)  (0.0526)  (0.0319) (0.0265)  (0.0385)

Net Asset Value,
  End of Year                 $1.0000   $1.0000  $1.0000   $1.0000   $1.0000

Total Return                  5.12%     5.39%     3.24%     2.68%     3.87%

Ratios/Supplemental Data
  Net Assets, End of
    Year (in thousands)       $120,939  $146,130  $187,626  $187,274
$139,633

  Ratio of Expenses to
    Average Net Assets        0.56%     0.58%     0.60%    0.60%     0.65%

  Ratio of Net Investment
    Income to Average Net
      Assets                  5.02%      5.24%     3.17%    2.65%     3.90%

For the years ended September 30, 1996 and 1995, net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:

Net Investment Income         $0.0493    $0.0522

Ratio of Expenses to
  Average Net Assets          0.63%      0.62%

Ratio of Net Investment
  Income to Average
    Net Assets                4.94%      5.20%


                         1991     1990     1989     1988     1987

                         $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                         0.0636   0.0790   0.0865   0.0686   0.0504
                           --       --       --       --       --
                         0.0636   0.0790   0.0865   0.0686   0.0504
                         (0.0636) (0.0790) (0.0865) 0.0686   0.0504
                           --        --       --      --       --
                         (0.0636) (0.0790) (0.0865) 0.0686   0.0504
                         $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                          6.54%    8.17%    9.02%    7.07%    6.06%
                         $222,362 $238,634 $288,357 $213,938 $199,292
                          0.60%    0.58%    0.58%    0.59%    0.61%
                          6.36%    7.90%    8.65%    6.84%    5.97%



     The Trust's "current yield" (unaudited) for the seven days ended September 30, 1996 was 4.97% and its "compounded effective yield" (unaudited) for that period was 5.09%; see the Additional Statement for the methods of calculating these yields.

                          INTRODUCTION

     The Trust is an open-end diversified investment company organized in January 1985, as a Massachusetts business trust, designed to suit the cash management needs of individuals, corporations, institutions and fiduciaries.

     Cash of investors may be invested in shares of the Trust as an alternative to idle funds, direct investments in savings deposits or short-term debt securities. The Trust offers the opportunity to keep cash reserves fully invested and provides you with a professionally managed portfolio of money market instruments which may be more diversified, higher yielding, more stable and more liquid than you might be able to obtain on an individual basis. Through the convenience of a single security consisting of shares of the Trust, you are also relieved of the inconvenience of making direct investments, including the selection, purchasing and handling of securities. Shares of the Trust are not deposits in, obligations of or guaranteed or endorsed by Banc One Investment Advisors Corporation (the "Adviser"), Banc One Corporation or its bank or non-bank affiliates or by any other bank. Shares of the Trust are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or government sponsored agency of the Federal Government or any State.

                INVESTMENT OF THE TRUST'S ASSETS

     The objective of the Trust is to achieve as high a level of current income, stability and liquidity for investors' cash assets as can be obtained from investing in a diversified portfolio of short-term "money market" securities meeting specific quality standards. There is no assurance that the Trust will achieve this objective, which is a fundamental policy of the Trust.

     In addition to the requirements of the Trust's management policies, all obligations and instruments purchased by the Trust must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The provisions of the Rule that affect portfolio management are summarized under "Effect of the Rule on Portfolio Management," below. In brief, the Rule's provisions for quality, diversity and maturity require the Trust to limit its investments to those instruments which the Adviser determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks, and which at the time of purchase are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. See Appendix A to the Additional Statement for a description of the NRSROs and the factors considered by them in determining ratings. Eligible Securities so rated in the highest rating category (or unrated securities of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." The Rule also requires that the dollar-weighted average maturity of the Trust's portfolio cannot exceed 90 days and that the Trust cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of the Trust's assets that can be invested in the securities of any issuer. See "Effect of the Rule on Portfolio Management," below.

Management Policies:

     The Trust seeks to achieve its investment objective through investments in the types of instruments described in the management policies listed below. Under the current management policies, the Trust invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; these obligations are referred to in the Prospectus as "U.S. Government Securities"; see "Information On
U.S. Government Securities" below.

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. Government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) obligations ("insured bank obligations") if such obligations are fully insured as to principal by the Federal Deposit Insurance Corporation (see "Information on Insured Bank Obligations" in the Additional Statement); the Trust may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of (6) below. (In the Prospectus and in the Additional Statement, a bank includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper Obligations: Commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below.

     (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures) which are First Tier Securities and which at the time of purchase have a remaining maturity of not more than 397 days; See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

     (5) Variable Amount and Master Demand Notes: Variable amount master demand notes that are First Tier Securities and which are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them; see the Additional Statement for further information on these notes.) Variable amount master demand notes repayable in more that seven days are securities which are not readily marketable, and fall within the Trust's overall 10% limitation on securities which are illiquid.

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest (see 2 above) or a corporation in whose commercial paper the Trust may invest (see 3 above). See "Effect of the Rule on Portfolio Management." If the Trust invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them. See the Additional Statement.

     (7) Repurchase Agreements: The Trust may purchase securities subject to repurchase agreements provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Trust. See "Information about Repurchase Agreements," below.

     (8) When-Issued or Delayed Delivery Securities: The Trust may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Trust until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Trust may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Trust's total assets, less liabilities other than the obligations created by when-issued commitments. See the Additional Statement for further information.

     Shareholder approval is not required to change any of the foregoing management policies.

Information On U.S. Government Securities

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Export-Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Trust will invest in government securities, including securities of agencies and instrumentalities only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management," below, for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

Information On Foreign Bank Obligations

     Investments, which must be denominated in U.S. dollars, in foreign banks and foreign branches of United States banks involve certain risks in addition to those involved with investment in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches of domestic banks. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Information about Repurchase Agreements

     Under a repurchase agreement, at the time the Trust purchases a security, the Trust also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Trust's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Trust or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Trust or its custodian. The Trust retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party.

     In the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. If the maturity of the Resold Securities is such that they cannot be owned by the Trust under the applicable provisions of the Rule, they will have to be sold which could result in a loss. See "Effect of the Rule on Portfolio Management."

Limitation to 10% As To Certain Investments

     Due to their possible limited liquidity, the Trust may not make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) securities which are not readily marketable and (iv) insured bank obligations unless the Board of Trustees determines that a readily available market exists for such obligations. Also included in this 10% limit are restricted securities,i.e., securities which cannot freely be sold for legal reasons, that have not been determined by the Trust to be liquid. Restricted securities that may be determined to be liquid include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended and privately placed commercial paper that has a readily available market. The Board of Trustees has delegated to the Adviser the responsibility for determining and monitoring the Trust's investment in restricted securities, subject to supervision, including periodic review, by the Board of Trustees. The Trust does not expect to make an investment in restricted securities that will result in more than 25% of the net assets of the Trust being invested in restricted securities. This 10% limit does not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

Factors Which May Affect the Value
of the Trust's Investments and Their Yields

     The value of the obligations and instruments in which the Trust invests will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after the Trust buys a security, the value of the security may go down; if these rates go down, the value of the security may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Transactions

     The Trust will seek to obtain the best net price and the most favorable execution of orders. Purchases will be made directly from issuers or from underwriters, dealers or banks which specialize in the types of securities invested in by the Trust. As most purchases made by the Trust are principal transactions at net prices, the Trust incurs little or no brokerage costs. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided research advice, such as information on particular companies and industries and market, economic and institutional activity. By allocating transactions to obtain research services, the Trust enables the Adviser to supplement its own research and analyses with the views and information of other securities firms. Such research services, whether or not useful to the Trust, may be useful to other accounts managed by the Adviser or its affiliates.

Effect of the Rule on Portfolio Management

     As a money market fund, the Trust operates under the Rule, which allows the Trust to use the "amortized cost" method of valuing its securities and which contains certain risk limiting provisions, including requirements as to maturity, quality and diversification of the Trust's portfolio. Some of the most important aspects of the Rule are described below.

     Under the Rule, the Trust must limit its investments to those instruments which are denominated in U.S. dollars, which are determined by the Board of Trustees to present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In accordance with the Rule, the Board of Trustees has adopted investment procedures and has approved investment policies pursuant to which all investment determinations have been delegated to the Adviser, under the direction and control of the Board of Trustees, except for those matters for which the Rule requires Board determination.

     In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the NRSROs, or if unrated are determined by the Board of Trustees to be of comparable quality. Eligible Securities so rated in the highest rating category (and unrated securities determined by the Board of Trustees to be of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." Eligible Securities can in some cases include securities rated by only one NRSRO and unrated obligations that are determined by the Board of Trustees to be of comparable quality to rated securities. A security that was long-term when issued must at the time of purchase by the Trust have either a short-term rating such that it is an Eligible Security, be comparable in priority and security with a rated short-term obligation of the same issuer that is an Eligible Security or if it has no short-term rating (and does not have a long-term rating from any NRSRO below the highest rating) if it is determined by the Board of Trustees to be of comparable quality to rated securities the Trust could purchase. Purchase of any security rated by only one NRSRO and purchase of any unrated security (except U.S. Government Securities) must be ratified by the Board of Trustees.

     The Rule requires (with limited exceptions) that immediately after purchase of any security the Trust have invested not more than 5% of its assets in the securities of any one issuer. Moreover, the Rule provides that the Trust cannot have more than 5% of its assets in the aggregate invested in Second Tier Securities, nor more than the greater of 1% of its assets or $1,000,000 invested in Second Tier Securities of any single issuer. In general, the Trust does not intend to own Second Tier Securities. The Rule has specific provisions relating to determinations of the eligibility of certain types of instruments such as repurchase agreements and instruments subject to a demand feature. It also has specific provisions for determining the issuer of a security for purposes of compliance with the diversification requirements.

     Generally, under the Rule, the maturity of an instrument is considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made). There are special rules for determining the maturity of certain kinds of instruments. The Rule contains provisions as to the maturity of variable rate and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period remaining until they can be executed.

     The Rule has provisions requiring specific actions whenever the rating of a portfolio security is downgraded. Generally, these actions include a prompt reassessment by the Board of Trustees of the credit risks associated with such a security. In general, the Rule mandates prompt sale or other disposition, e.g., by exercising a demand for payment, in certain cases, such as when a security ceases to be an Eligible Security, no longer presents minimal credit risks or suffers a financial default.

                     INVESTMENT RESTRICTIONS

     The Trust has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Trust's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time without shareholder approval. Some of the more important of the Trust's fundamental policies, not otherwise identified in the Prospectus are set forth below; others are listed in the Additional Statement.

     1. The Trust has diversification and certain anti-concentration requirements.

     The Trust cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Trust cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Trust's assets in the aggregate, and to no more than the greater of 1% of the Trust's assets or $1,000,000 in the securities of any one issuer.

     The Trust cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Trust may purchase (see "Investment of the Trust's Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

     2. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those debt securities which it is permitted to buy (see "Investment of the Trust's Assets"); this is investing, not making a loan. The Trust can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     3. The Trust can borrow in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Trust's income. The Trust will not borrow to purchase securities or to increase its income but only to meet redemptions so that it will not have to sell securities to pay for redemptions. The Trust will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Trust will not issue senior securities.

                    NET ASSET VALUE PER SHARE

     The Trust's net asset value per share is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Trust (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances; see the Additional Statement for a discussion of the extraordinary circumstances which could result in a change in this fixed share value. The net asset value per share is based on a valuation of the Trust's investments at amortized cost; see the Additional Statement.

     The New York Stock Exchange is normally not open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement. In addition, the Custodian is not open on Martin Luther King Day and Veterans Day.

                   HOW TO INVEST IN THE TRUST

     The Trust's shares are sold on a continuous basis at the net asset value next determined after an order is entered and deemed effective. There is no sales charge. The minimum initial investment is $1,000. Subsequent investments may be in any amount. Aquila Distributors, Inc. (the "Distributor") is the exclusive Distributor of the Trust's shares. The Distributor sells shares only for purchase orders received.

Opening an Account

     To open a new account, you must send a properly completed
Application to Administrative Data Management Corp. (the
"Agent"). Redemption of shares purchased by wire payment will not be honored until a properly completed Application has been received by the Agent.

     Initial investments may be made in any of these three ways:

     1. By Mail. Payment may be made by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Churchill Cash Reserves Trust and mailed to:

     Administrative Data Management Corp.
     Attn: Aquilasm Group of Funds
     581 Main Street
     Woodbridge, NJ 07095-1198

     2. By Wire. Payment may be wired in Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to Bank One Trust Company, N.A. (the "Custodian"), which serves as custodian of the Trust's assets.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free or 908-855-5731) and then instruct your bank to wire funds to:

     Bank One, Columbus
     ABA No. 044000037
     CR A/C 04-01787
     For further credit to
     Churchill Cash Reserves Trust

     A/C 6801373500

     Account Name and Number (if an existing account)

     The name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Trust by purchasing shares through registered broker-dealers.

     There is no sales or service charge imposed by the Trust, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Trust. Broker-dealers are responsible for prompt transmission of orders placed through them.

Additional Investments

     You may make additional investments in shares of the Trust in any amount after an account has been established by mailing directly to the Agent a check, money order or other negotiable bank draft made payable to Churchill Cash Reserves Trust, or by wiring funds as described above. In each case you should indicate your name and account number to insure prompt and proper crediting of your account. The pre-printed stub attached to confirmations is provided as a convenient identification method to accompany additional investments made by mail. You may also make subsequent investments of $50 or more using electronic funds transfers from your demand account at a Financial Institution if it is a member of the Automated Clearing House and if the Agent has received a completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment") or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Trust may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

When Shares Are Issued and
Dividends Are Declared On Them

     There are three methods as to when shares are issued. Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as discussed below. Under each method, the Application must be properly completed and have been received and accepted by the Agent; the Trust or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Trust or the payment thereof must be guaranteed to the Trust so that the Trust can be as fully invested as practicable.

     The first method under which shares are issued involves ordinary investments. Under this method, payments transmitted by wire in Federal funds and payments made by Federal Reserve Draft received by the Custodian prior to 4:00 p.m. New York time on any Business Day will be invested (i.e., the purchase order will be effective) at the net asset value per share determined as of 4:00 p.m. on that day; if either such type of payment is received after that time, the purchase order will be effective as of 4:00 p.m. on the next Business Day. Wire payments not in Federal funds will normally be converted into Federal funds on the next Business Day and the purchase order will be effective as of 4:00 p.m. on such next day. Payments transmitted by check will normally be converted to Federal funds by the Agent, as your agent, within two Business Days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks, and the purchase orders will be effective as of 4:00 p.m. on that day if it is a Business Day and otherwise at 4:00 p.m. on the next Business Day after such conversion. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. Purchases by Automatic Investment and Telephone Investment will be executed on the first Business Day occurring on or after the date an order is considered received by the Agent at the net asset value determined on that day. In the case of Automatic Investment the order will be executed on the date you specified for investment at the price determined on that day, unless it is not a Business Day, in which case the order will be executed at the net asset value determined on the next Business Day. In the case of Telephone Investment the order will be filled at the next determined net asset value, which for orders placed after the time for determining the net asset value of the Trust's shares for any day will be the price determined on the following Business Day. Dividends on shares issued under this first investment method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     The second method under which shares are issued involves a bank or broker-dealer making special arrangements with the Trust under which (i) either (a) payment is made in Federal funds or by check in New York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time or (b) the Agent is advised prior to that time of a dollar amount to be invested; (ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will prior to noon New York time on the next Business Day wire Federal funds to the Custodian (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course on the next Business Day); and
(iv) arrangements satisfactory to the Trust are made between it and the bank or broker-dealer under which if Federal funds are not so received by the Custodian, the Trust is reimbursed for any costs or loss of income arising out of such non-receipt. New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing House. Under this second method, the purchase order is effective on the day the check or the advice is received under (i) above. Dividends on shares issued under this second method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     The third method under which shares are issued involves broker-dealers or banks which have requested that this method be used to which request the Trust has consented. Under this third method (i) the Agent must be advised prior to 1:00 p.m. New York time on any Business Day of a dollar amount to be invested; and
(ii) Federal funds must be wired to the Custodian on that day; under this method, the purchase order is effective on that day. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     This third investment method is available to prospective investors in Trust shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to the Trust by such a prospective investor, the Trust will advise as to the broker-dealers or banks through which such purchases may be made.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Trust (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. (See "How to Redeem Your Investment" below.)

     The Trust and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     The Trust has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. No payments are made by the Trust under the Plan. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One part of the Distribution Plan is designed to protect against any claim against or involving the Trust that some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. Another part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Trust, to make payments in connection with the sale of the Trust's shares provided such payments do not exceed in total in any of the Trust's fiscal years 0.10 of 1% of its average annual net assets; see the Additional Statement for further information.

     The Trust's Distribution Plan is solely a defensive plan designed to protect the Trust and its affiliates against any claim described above. The Distribution Plan does not involve payments out of assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.

                  HOW TO REDEEM YOUR INVESTMENT

     The Trust provides day-to-day liquidity. You may redeem all or any part of your shares at any time at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. Except for shares recently purchased by check as discussed below, there is no minimum time period for any investment in the Trust. There are no redemption fees or withdrawal penalties. If you purchase shares of the Trust through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests. In all other cases, you may redeem directly, but a completed purchase Application must have been received by the Agent before redemption requests can be honored. A redemption may result in a taxable transaction to you, but only if there has been a change in the net asset value per share, which will occur only under extraordinary circumstances.

     For your convenience the Trust offers expedited redemption to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of three expedited methods of initiating redemptions. These are available as to shares not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments to a Financial Institution account you have predesignated. See "Redemption Payments," below for payment methods. Your name and your account number must be supplied.

     To redeem an investment by this method, telephone:

             800-952-6666 toll free or 908-855-5731

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting for unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, by FAX at 908-855-5730 or by mail at 581 Main Street, Woodbridge, NJ 07095-1198 indicating account number, amount to be redeemed, and any payment directions, signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments," below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or Ready Access Features form and provide the required information concerning the Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Trust. You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on the Custodian. This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $500. If you wish to use this check writing redemption procedure you should notify the Agent or so indicate on your Application. You will be issued special checks to be drawn against the Custodian for this purpose. You will be subject to the Custodian's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Custodian for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Custodian for payment.

     As these checks are redemption drafts relating to shares of the Trust, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

     Checks may not be directly presented to any branch of the Custodian. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Custodian and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     1. Certificate Shares. Certificates in blank (unsigned) representing shares to be redeemed should be sent to: the Trust's Shareholder Servicing Agent, Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198 with payment instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation.
Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

     For the redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Additional documentation may be required where shares are held by a corporation, a partnership, trustee or executor, or if redemption is requested by other than the shareholder of record. If redemption proceeds of less than $50,000 are payable to the record holder and are to be sent to the record address, no signature guarantee is required. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program
(SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

     2. Non-Certificate Shares. If you own non-certificate shares registered on the books of the Trust, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, containing:

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Trust);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     For redemptions other than by checks you have written, redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. The Trust may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Trust has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be required to pay the dealer for this service.

     Redemption proceeds on shares issued under the third method under which shares are issued (see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Trust") will be wired in Federal funds on the date of redemption, if practicable, and, if not practicable, as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

     Except as indicated above, the Trust will normally make payment for all shares redeemed on the next business day following receipt of request. Except as set forth below, in no event will payment be made more than seven days after receipt of a redemption request made in compliance with one of the redemption methods specified above. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption by any method (including redemption by check) of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or
(ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Trust, that the purchase check or Automatic Investment or Telephone Investment will be honored. Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Custodian for payment within 15 days of a share purchase by check and (ii) the redemption check would cause the redemption of some or all of those shares. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Trust has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 due to shareholder redemptions. If the Board of Trustees elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase shares of the Trust having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder's account. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan" and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Trust's Trustees and officers and provides further information about them.

The Advisory Agreement

     Banc One Investment Advisors Corporation (the "Adviser") supervises the investment program of the Trust and the composition of its portfolio.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which became effective on July 19, 1995 upon the termination of the Trust's former advisory agreement with PNC Bank, Kentucky. The Advisory Agreement provides, subject to the control of the Board of Trustees, for investment supervision, arranging for the purchase and the sale of securities held in the portfolio of the Trust and furnishing information as to such securities to any provider of fund accounting services to the Trust, monitoring records of the Trust as to the portfolio, including prices, maintained by such provider of such services; and supplying monthly or more frequently as may be necessary, pricing of the Trust's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to the Trust. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Trust all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Trust and of those Trustees, if any, who are affiliated with the Adviser. Under the Advisory Agreement, the Trust bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Administration Agreement or by the Trust's principal underwriter are paid by the Trust. The Advisory Agreement lists examples of such expenses borne by the Trust, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Trust and its shares under Federal and State securities laws, interest, taxes and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of
0.33 of 1% of such net assets. (However, the total fees which the Trust pays are at the annual rate of 0.50 of 1% of such net assets, since the Administrator also receives a fee from the Trust under the Administration Agreement; see below.)

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such net assets of the Trust plus 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income.

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Trust; see the Additional Statement. Under these provisions, the Adviser is authorized to consider sales of the Trust's shares in making this allocation.

The Administration Agreement

     Under an Administration Agreement (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Trust and pays all compensation of the Trust's Trustees, officers and employees who are affiliated persons of the Administrator.

     Under the Administration Agreement, subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio. Such administrative services include but are not limited to either keeping the accounting records of the Trust, including the computation of net asset value per share and the dividends (provided that pricing of the Trust's portfolio shall be the responsibility of the Adviser under the Advisory Agreement) or, at its expense and responsibility, delegating such duties in whole or in part to a company satisfactory to the Trust, maintaining the Trust's other books and records and overseeing the relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing or redemption of the Trust's shares. See the Additional Statement for a further description of functions listed in the Administration Agreement as part of such duties.

     Under the Administration Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust at the end of each business day at the annual rate of 0.17 of 1% of such net asset value. The Administrator has agreed that this fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such net assets of the Trust plus 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The pro-rata portion, as between the Administrator and Adviser, is based on the aggregate of the fee of the Adviser and the fee of the Administrator (exclusive of amounts paid or to be paid out for the applicable period pursuant to the Trust's Distribution Plan).

Information as to the Adviser,
the Administrator and the Distributor

     The Adviser is a wholly-owned subsidiary of BANC ONE CORPORATION, Columbus, Ohio. BANC ONE CORPORATION is one of the largest U.S. banking organization based on assets. The Adviser also advises the One Group Family of Mutual Funds with $9.4 billion in assets. The Adviser is currently responsible for management of over $30 billion in assets, of which over $5.8 billion are short-term assets and $4.8 billion are money market assets. Certain Bank One affiliates of the Adviser use the Trust as an alternative money market fund for temporary cash investments of clients. Substantial funds are invested in the Trust from such sources. An affiliate of the Adviser, Bank One Trust Company, N.A., acts as custodian for the Trust. See the Additional Statement as to the legality, under the Glass-Steagall Act, of the Adviser's acting as the Trust's investment adviser.

     The Trust's Administrator is administrator to the Aquilasm Group of Funds which consists of tax-free municipal bond funds, money market funds and two equity funds. As of September 30, 1996, these funds had aggregate assets of approximately $2.6 billion, of which approximately $700 million consisted of assets of the money-market funds. The Administrator is controlled by Mr. Lacy B. Herrmann, through share ownership directly, through a trust and by his wife. See the Additional Statement for information on Mr. Herrmann.

     For the fiscal year ended September 30, 1996, the fees payable to the Adviser under the Advisory Agreement were $521,359 of which $77,712 was voluntarily waived. During the same period, fees payable to the Administrator under the Administration Agreement were $267,924 of which $39,771 was voluntarily waived.

     The Distributor currently handles the distribution of the shares of fourteen funds (five money-market funds, seven tax-free municipal bond funds and two equity funds) including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities. All of the shares of the Distributor are owned by Mr. Herrmann.

     At the date of the Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by Mr. Herrmann, will be owned by certain officers and directors of the Distributor and Administrator, including Mr. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     All of the Trust's net income for dividend purposes (see below) will be declared daily as dividends; see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Trust" for information as to when dividends are declared. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. This election may be made in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the same day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Trust and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation; see the Additional Statement.

     Dividends so paid will be taxable to you as ordinary income, even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed your ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for your shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Trust will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that the Trust may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year. Any capital gains distribution will be taxed at the same rate as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     The Trust will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to you and on redemption proceeds, if you have not filed with the Trust a correct Taxpayer Identification Number, certified when required.

     The Trust, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal
Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by it.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Trust and certain tax-free municipal bond funds and two equity funds (the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are in the Aquilasm Group of Funds and have the same Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are this Trust, Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares) and Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares).

     Each of the Aquila Bond and Equity Funds offers three Classes of Shares: Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. The Exchange Privilege has different provisions for exchanges for each class.

Class A Shares Exchange Privilege

     Under the Class A Shares exchange privilege, once any applicable sales charge has been paid on Class A Shares of any Bond and Equity Fund, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and Bond or Equity Funds without the payment of any additional sales charge.

     CDSC Class A Shares of any Bond or Equity Fund, which are issued in purchases of $1 million or more and when certain special dealer arrangements are in effect, can be exchanged for CDSC Class A Shares of a Bond or Equity Fund or into a Money-Market Fund. The CDSC Class A Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon a redemption which occurs before the expiration of the applicable holding period of the CDSC Class A Shares or any shares of a Money-Market Fund received on exchange for the CDSC Class A Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge, the length of time of ownership of CDSC Class A Shares will be determined by the time of original purchase and not by the time of the exchange. Any period of 30 days or more during which Money-Market shares received in exchange for CDSC Class A Shares are held is not counted in computing the period of ownership of CDSC Class A Shares.

Class C Shares Exchange Privilege

     Under the Class C Shares exchange privilege, Class C Shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times for shares of Money-Market Funds and for Class C Shares of the Bond or Equity Funds. Class C Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon a redemption which occurs before the expiration of the applicable holding period of the Class C Shares or any shares of a Money-Market Fund received in exchange for the Class C Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge or for the conversion of Class C Shares into Class A Shares, the length of time of ownership of Class C shares will be determined by the time of original purchase and not by the time of the exchange. Any period of 30 days or more during which Money-Market shares received in exchange for Class C Shares are held is not counted in computing the period of ownership of Class C Shares.

Class Y Shares Exchange Privilege

     Class Y Shares of any Bond or Equity Fund may be exchanged only for Class Y Shares of another Bond or Equity Funds or for shares of a Money-Market Fund. Under the Class Y exchange privilege, once Class Y Shares of any Bond or Equity Fund have been purchased, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times for shares of Money-Market Funds and Class Y Shares of the Bond or Equity Funds without the payment of any sales charge. Shares of a Money-Market Fund not acquired in exchange for Class Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.

Eligible Shares

     The "Class A Eligible Shares" of any Bond or Equity Fund are those Class A Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Bond or Equity Fund on which any applicable sales charge was paid; (b) acquired by exchange for shares of a Money-Market Fund with payment of the applicable sales charge; (c) acquired in one or more exchanges between Money-Market Funds and the Bond and Equity Funds so long as shares of a Bond or Equity Fund were originally purchased as set forth in (a) or (b); (d) acquired on conversion of Class C Shares or (e) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class A Eligible Shares.

     The "CDSC Class A Eligible Shares" of any Bond or Equity Fund are those CDSC Class A Shares which were (a) acquired by direct purchase in the amount of $1 million or more without a sales charge or in certain purchases when special dealer arrangements are in effect or which were received in exchange for CDSC Class A Shares of another Bond or Equity Fund acquired under the same conditions; (b) acquired by exchange for shares of a Money-Market Fund under the same conditions; (c) acquired in one or more exchanges between the Money-Market Funds and the Bond and Equity Funds so long as shares of a Bond or Equity Fund were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on otherwise CDSC Class A Eligible Shares.

     The "Class C Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase or by exchange from a Money-Market Fund, or were received in exchange for Class C Shares of another Bond or Equity Fund; or (b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class C Eligible Shares.

     The "Class Y Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase, by exchange from a Money-Market Fund, or which were received in exchange for Class Y Shares of another Bond or Equity Fund; or
(b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class Y Eligible Shares. Shares of a Money-Market Fund not acquired in exchange for Class Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.

     If you own Class A, CDSC Class A or Class C Eligible Shares of any Bond or Equity Fund, you may exchange them for shares of any Money Market Fund or the Class A, CDSC Class A or Class C Shares, respectively, of any other Bond or Equity Fund without payment of any sales charge or CDSC. The shares received will continue to be Class A, CDSC Class A or Class C Eligible shares.

     If you own Class Y Shares of any Bond or Equity Fund or shares of any Money Market Fund received in exchange for Class Y Shares of a Bond or Equity Fund you may exchange them for shares of any Money Market Fund or the Class Y Shares of any other Bond or Equity Fund without payment of any sales charge or CDSC. The shares received will continue to be Class Y Eligible shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class A Shares of any Bond or Equity Fund without payment of any sales charge.

     If you own shares of a Money-Market Fund which you have acquired by exchange for CDSC Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for CDSC Class A shares of any Bond or Equity Fund but you will be required to pay the applicable contingent deferred sales charge if you redeem such shares before you have held CDSC Class A Shares for four years. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held CDSC Class A Shares for four years. The running of the four-year period is suspended during the period you hold shares of a Money-Market Fund received in exchange for CDSC Class A Shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class C Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class C Shares of any Bond or Equity Fund, but you will be required to pay the applicable contingent deferred sales charge if you redeem such Class C shares before you have held Class C Shares for 12 months. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held Class C Shares for 12 months. The running of the 12-month CDSC period and the six-year conversion period for Class C Shares is suspended during the period you hold shares of a Money-Market Fund received in exchange for Class C Shares.

     Shares of a Money-Market Fund may be exchanged for shares of another Money-Market Fund or for Class A Shares, CDSC Class A Shares or Class C Shares of an Bond or Equity Fund, and, for eligible purchasers, for Class Y Shares; however, if the shares of a Money-Market Fund were not acquired by exchange of Eligible Shares of a Bond or Equity Fund or of shares of a Money-Market Fund acquired in such an exchange, they may be exchanged for Class A Shares of a Bond or Equity Fund only upon payment of the applicable sales charge. Shares of a Money-Market Fund not acquired in exchange for Class Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.

     The Trust, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a bond or equity fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond or equity fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Description of Shares

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders. All shares are presently of the same class; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares which may differ from each other only as to dividends (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which will have separate assets and liabilities (in which case any such series would have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

Voting Rights

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

                 APPLICATION FOR CHURCHILL CASH RESERVES TRUST
                Please complete steps 1 through 4 and mail to:
                      ADM, Attn: Aquilasm Group of Funds
                  581 Main Street, Woodbridge, NJ 07095-1198
                                1-800-952-6666

STEP 1
A. ACCOUNT REGISTRATION

___INDIVIDUAL Use line 1
___JOINT ACCOUNT* Use lines 1&2
___FOR A MINOR Use line 3
___FOR TRUST, CORPORATION,
   OTHER ORGANIZATION OR
   ANY FIDUCIARY CAPACITY
   Use line 4

 * Joint Accounts will be Joint
   Tenants with rights of survivorship
   unless otherwise specified.

** Uniformed Gifts/Transfers to Minors
   Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

   _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number   Authorized Individual    Title

B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:_______________________

  Employer's Address:___________________________________________________
                     Street Address:      City  State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)

C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed
   by Dealer or Broker)
   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City       State     Zip             Area Code    Telephone



STEP 2 PURCHASES OF SHARES

  A. INITIAL INVESTMENT
  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to: CHURCHILL CASH RESERVES TRUST

  Amount of investment $ ________________ Minimum initial investment $1,000
  2) By Wire:                     OR

 $_________________________________  From _______________________________
                                           Name of Financial Institution
  _________________________________     _________________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ___________________________________
             (Date)                     City         State   Zip
      *NOTE: If investing by wiring of funds, instruct your Financial
             Institution to wire funds to:

Bank One, Columbus                Account of: (Account name and number,
ABA No. 044000037                 or name in which investment is to be
CR A/C 04-01787                   registered if new account)

For further credit to Churchill Cash Reserves Trust A/C 6801373500
     (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK, SAVINGS
                      BANK OR CREDIT UNION.)

B. DIVIDENDS

   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.

   Dividends are to be:___ Reinvested or ___Paid in cash*
   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1.

STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No
   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
   (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling ADMINISTRATIVE DATA MANAGEMENT CORP. (THE "AGENT") toll-free at 1-800-952-6666. To establish this program, please complete Step4, Sections A & B of this Application.
   (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)
   Application must be received
   in good order at least 2 weeks
   prior to 1st actual liquidation
   date.
   (Check appropriate box)
   ___ Yes ___No

   Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________ beginning_______________
                                     Minimum: $50            Month/Year
               Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.
   ______________________________________ ____________________________
   First Name Middle Initial  Last Name    Financial Institution Name

   ______________________________________ ____________________________
   Street                                  Financial Institution Street

   ______________________________________ _____________________________
   City        State              Zip     City    State      Zip

                                       _____________________________
                                       Financial Institution Account Number

D. TELEPHONE EXCHANGE
(Check appropriate box)
   ___ Yes ___ No
This option allows you to effect
exchanges among accounts in your
name within the Aquilasm Group of
Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL
THE AGENT AT 1-800-952-6666

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and their respective officers, directors,trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.

E. EXPEDITED REDEMPTION
(Check appropriate box)
  ___Yes ___ No
  The proceeds will be deposited
  to your Financial Institution
  account listed.
  TO MAKE AN EXPEDITED REDEMPTION,
  CALL THE AGENT AT 1-800-952-6666

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).

________________________________  ___________________________________
Account Registration              Financial Institution Account Number
________________________________  ___________________________________
Financial Institution Name        Financial Institution Transit/Routing
Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

   Please open a redemption checking account at Bank One Trust Company, N.A., in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the
   rules and regulations of Bank One Trust Company, N.A., pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.


STEP 4 Section A     DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, Administrative Data Management Corp., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________
Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)


                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


STEP 4 Section B    SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Autoamatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*

________________________________          _______________________  __________
Individual (or Custodian)                 Joint Registrant, if any Date
_______________________________           ___________________      __________
Corporate Officer, Partner, Trustee, etc. Title                    Date

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.

SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.

BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

[CCRT Prospectus back cover]

Investment Adviser
  BANC ONE INVESTMENT ADVISORS CORPORATION
  774 Park Meadow Road
  Columbus, Ohio 43271-0211

Administrator
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

Distributor
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

Trustees
  Lacy B. Herrmann, Chairman
  Thomas A. Christopher
  Douglas Dean
  Diana P. Herrmann
  Ann R. Leven
  Theodore T. Mason
  Anne J. Mills
  William J. Nightingale
  James R. Ramsey

Officers
  Lacy B. Herrmann, President
  Diana P. Herrmann, Vice President
  Charles E. Childs, III, Vice President
  John M. Herndon, Vice President and Assistant Secretary
  Jerry G. McGrew, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

Transfer and Shareholder Servicing Agent
  ADMINISTRATIVE DATA MANAGEMENT CORP.
  581 Main Street
  Woodbridge, New Jersey 07095-1198

Custodian
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

Independent Auditors
  KPMG PEAT MARWICK LLP
  345 Park Avenue
  New York, New York 10154

Counsel
  HOLLYER BRADY SMITH TROXELL
  BARRETT ROCKETT HINES & MONE LLP
  551 Fifth Avenue
  New York, New York 10176

          Table of Contents
Table of Contents....................
Financial Highlights.................
Introduction.........................
Investment of the Trust's Assets.....
Investment Restrictions..............
Net Asset Value Per Share...........
How to Invest In The Trust..........
How to Redeem Your Investment.......
Automatic Withdrawal Plan...........
Management Arrangements.............
Dividend And Tax Information........
Exchange Privilege..................
General Information.................
Application



CHURCHILL CASH
RESERVES TRUST

A cash
management
investment


[LOGO OF HORSE]


PROSPECTUS

[LOGO OF EAGLE]

One of the
Aquilasm Group of Funds

                  CHURCHILL CASH RESERVES TRUST

                       380 Madison Avenue
                           Suite 2300
                    New York, New York 10017
                          212-697-6666

               STATEMENT OF ADDITIONAL INFORMATION

                        January 31, 1997

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. The Additional Statement should be read in conjunction with the Prospectus (the "Prospectus") dated January 31, 1997, of Churchill Cash Reserves Trust (the "Trust") which may be obtained from the Trust's Shareholder Servicing Agent, Administrative Data Management Corp., by writing to it at: 581 Main Street, Woodbridge, NJ 07095-1104 or by calling it at the following numbers:

             800-952-6666 toll free or 908-855-5731

or from Aquila Distributors, Inc., the Trust's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New
York 10017; or by calling:

                          212-697-6666

     The Annual Report of the Trust for the fiscal year ended
September 30, 1996 will be delivered with the Additional
Statement.

                        TABLE OF CONTENTS

Investment of the Trust's Assets . . . . . . . . . . . . . . .  2
Performance Information  . . . . . . . . . . . . . . . . . . .  4
Investment Restrictions  . . . . . . . . . . . . . . . . . . .  5
Loans of Portfolio Securities  . . . . . . . . . . . . . . . .  6
Distribution Plan  . . . . . . . . . . . . . . . . . . . . . .  7
Limitation of Redemptions in Kind  . . . . . . . . . . . . . . 10
Trustees and Officers  . . . . . . . . . . . . . . . . . . . . 10
Additional Information as to Management Arrangements . . . . . 16
Amortized Cost Valuation . . . . . . . . . . . . . . . . . . . 20
Computation of Daily Dividends . . . . . . . . . . . . . . . . 21
Automatic Withdrawal Plan  . . . . . . . . . . . . . . . . . . 22
General Information  . . . . . . . . . . . . . . . . . . . . . 22
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . 25

                INVESTMENT OF THE TRUST'S ASSETS

     The Prospectus contains information as to the purchase and redemption of the Trust's shares. The investment objective and policies of the Trust are also described in the Prospectus, which refers to the investments and investment methods described below.

  Information on Variable Amount Master Demand Notes

     The Trust may buy variable amount master demand notes. The nature and terms of these obligations are as follows. They permit the investment of fluctuating amounts by the Trust at varying rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Trust has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. The Trust has no limitations on the amount of its assets invested in such notes. However, except for those which are payable at principal amount plus accrued interest within seven days after demand, such notes are securities which are not readily marketable, and fall within the Trust's overall 10% limitation on securities with limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be Eligible Securities and in connection with such purchases and on an ongoing basis, Banc One Investment Advisors Corporation (the "Adviser") must determine, pursuant to procedures approved by the Board of Trustees, that such obligations present minimal credit risks. In addition, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand or on the specified notice, as the case may be, including a situation in which all holders of such notes make demand simultaneously. Master demand notes, as such, are not typically rated by credit rating agencies, and if not so rated the Trust may invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Trust can invest.

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and, effective August 9, 1989, savings institutions (collectively, herein, "banks") up to $100,000. On that date the FDIC assumed the insurance functions of the Federal Savings and Loan Insurance Corporation, which was abolished. The Trust may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Trust will invest in them only within the 10% limit mentioned in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

     The Trust may purchase obligations other than those listed in categories 1 through 5 under "Investment of the Trust's Assets," in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest or a corporation in whose commercial paper the Trust may invest. If any such guarantee is unconditional and is itself an Eligible Security, the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission. See "Effect of the Rule on Portfolio Management" in the Prospectus. As of the date of this Additional Statement, the Trust does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Trust invests in these assets, they will be identified in the Trust's Prospectus; and described in the Additional Statement.

Turnover

     In general, the Trust will purchase securities with the expectation of holding them to maturity. However, the Trust may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Trust may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Trust will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Trust invests. (In the usual calculation of portfolio turnover, securities of the type in which the Trust invests are excluded; consequently, the high turnover which the Trust will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

     The Trust may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Trust will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. The Trust will maintain with the Custodian and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Trust will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Trust chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Diversification and Certain Industry Requirements

     The Trust has a rule, set forth in the Prospectus, under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Trust considers the industry of the issuer to be that of the related operating company.

                     PERFORMANCE INFORMATION

     From time to time, the Trust may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Trust refers to the net income generated by an investment in that Trust over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Trust may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     In addition, the Trust may also compare its performance to other income-producing securities such as (i) money market funds;
(ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and the Trust other than their yields, some of which are summarized below.

     The yield of the Trust is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as Repurchase Agreements and Commercial Paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

                     INVESTMENT RESTRICTIONS

     The Trust has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies" may not be changed unless the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Trust's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of the Trust means the vote of the holders of the lesser of (a) 67% or more of the Trust's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

1. The Trust invests only in certain limited securities.

     The Trust cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.

     The Trust cannot purchase or hold the securities of any issuer if, to its knowledge, Trustees, Directors or officers of the Trust or its Adviser individually owning beneficially more than 0.5% of the securities of that issuer together own in the aggregate more than 5% of such securities.

     The Trust cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it could otherwise buy even though the issuer invests in real estate or interests in real estate.

2. Almost all of the Trust's assets must be in established companies.

     Only 5% of the Trust's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Trust does not buy for control.

     The Trust cannot invest for the purpose of exercising control or management of other companies.

4. The Trust does not sell securities it does not own or borrow from brokers to buy securities.

     Thus, it cannot sell short or buy on margin.

5. The Trust is not an underwriter.

     The Trust cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

                  LOANS OF PORTFOLIO SECURITIES

     The Trust may, to increase its income, lend its securities on a short- or long-term basis to broker-dealers, banks or certain other financial institutions (see below) if (i) the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if (ii) after any loan, the value of the securities loaned does not exceed 10% of the value of its total assets. As of the date of this Additional Statement, the Trust does not foresee lending securities if after any loan the value of loaned securities exceeds 5% of the value of its total assets. The financial institutions other than broker-dealers or banks to which the Trust can lend its securities are limited to "accredited investors," as that term is defined in Section 2(15) of the Securities Act of 1933. (In general, such institutions are insurance companies, investment companies and certain employee benefit plans.) Under the present Guidelines (which are subject to change) the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing banks would have to be satisfactory to the Trust. Any loan might be secured by any one or more of the three types of collateral. In addition, any such investment must meet the applicable requirements of the Rule. See "Effect of the Rule on Portfolio Management" in the Prospectus.

     The Trust receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which types of interest may be shared with the borrower. The Trust may also pay reasonable finder's, custodian and administrative fees but only to persons not affiliated with the Trust. The terms of the Trust's loans will meet certain tests under the Internal Revenue Code and permit the Trust to terminate the loan and thus reacquire loaned securities on five days' notice.

                        DISTRIBUTION PLAN

     The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 ("Rule 12b-1") under the 1940 Act (the "1940 Act"). Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is designed to protect against any claim involving the Trust that the administration fee and some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. The Trust believes it is not financing any such activity and does not consider such fee or any payment enumerated in the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses the Trust pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of Trust shares, these payments are authorized under the Plan.

     As used in the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of the Trust (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Administrator") with which it has entered into written agreements ("Related Agreements") contemplated by Rule 12b-1 and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of the Trust's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Trust shares beneficially owned by such Qualified Recipient or by one or more of customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Trust shares and/or in providing administrative assistance in relation thereto.

     The Plan permits the Administrator to make payments ("Permitted Payments") to Qualified Recipients. These Permitted Payments are made by the Administrator and are not reimbursed by the Trust to the Administrator. Permitted Payments may not exceed, for any fiscal year of the Trust (pro-rated for any fiscal year which is not a full fiscal year), 0.10 of 1% of the average annual net assets of the Trust. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Permitted Payments, if any, to each Qualified Recipient, provided that the total Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient;
(b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient.

     The Plan recognizes that, in view of the Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Trust to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Trust might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Trust, the payment of such fees is authorized by the Plan.

     The Plan does not contain any limit as to the source of the assets which the Administrator may use to make Permitted Payments under the Plan and therefore it may use any of its assets for such purpose, whether or not such assets are derived from the Administration fee.

     The Plan also states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Trust within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Trust or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Trust's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Trust and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Trust's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors. The Plan states that whenever the Administrator bears the costs, not borne by the Trust's Distributor, of printing and distributing all copies of the Trust's prospectuses, statements of additional information and reports to shareholders which are not sent to the Trust's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

     The Plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

     The Plan states that while it is in effect, the Trust's Administrator shall report at least quarterly to the Trust's Trustees in writing for its review on the following matters: (i) all Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Trust to the Administrator paid or accrued during such quarter.

     The Plan defines as the Trust's Independent Trustees those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of the Plan.

     The Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Trust the Related Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Trust, the Related Agreements with them shall be approved in accordance with, and contain the provisions required by, Rule 12b-1.

     Under Rule 12b-1, all Related Agreements must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to Related Agreements are the same as those described above as to the Plan itself except that: (i) no shareholder action is required for the approval of Related Agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice.

     During the Trust's fiscal year ended September 30, 1996, no Qualified Payments were made by the Administrator to Qualified
Recipients.

     The formula under which the payments described above may be made under the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Trust. Another factor is that such payments by the Administrator to Qualified Recipients provide the only incentive for Qualified Recipients to do so since there is no sales charge on the sale of the Trust's shares. Another factor is that the Trust is one of a group of funds having certain common characteristics. Each such fund (i) is a money market fund; and (ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money market funds advised by other banking institutions or affiliates. The marketing of the Trust's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

                LIMITATION OF REDEMPTIONS IN KIND

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Trust during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                      TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust, their affiliations, if any, with Aquila Management Corporation, the Administrator of the Trust, and Aquila Distributors, Inc., the Distributor of the Trust, and their principal occupations during at least the past five years are set forth below. The Trust is one of the Aquilasm Group of Funds, which consists of fourteen funds, six money market funds, seven tax-free municipal bond funds and two equity funds. None of the Trustees or officers of the Trust is affiliated with the Adviser. As of January 1, 1997, the Trustees and officers of the Trust owned less than 1% of its outstanding shares. Mr. Herrmann is an interested person of the Trust as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Trust and a Director, officer and shareholder of the Distributor. Ms. Herrmann is an interested person as a member of his immediate family. Ms. Leven is an interested person as a beneficiary of a trust that owns shares of the parent company of the Adviser. They are so designated by an asterisk.

Lacy B. Herrmann*, President and Chairman of the Board of
Trustees, 380 Madison Avenue, New York, New York 10017

Founder, President and Chairman of the Board of Aquila Management Corporation since 1984, the sponsoring organization and Administrator and/or Adviser or Sub-Adviser to the following open-end investment companies, and Founder, Chairman of the Board of Trustees, and President of each: Pacific Capital Cash Assets Trust since 1984; Pacific Capital U.S. Treasuries Cash Assets Trust since 1988; Pacific Capital Tax-Free Cash Assets Trust since 1988; each of which is a money market fund, and together with Capital Cash Management Trust ("CCMT") and this Trust are called the Aquila Money-Market Funds; and Hawaiian Tax-Free Trust since 1984; Tax-Free Trust of Arizona since 1986; Tax-Free Trust of Oregon since 1986; Tax-Free Fund of Colorado since 1987; Churchill Tax-Free Fund of Kentucky since 1987; Tax-Free Fund For Utah since 1992; and Narragansett Insured Tax-Free Income Fund since 1992; each of which is a tax-free municipal bond fund, and two equity funds, Aquila Rocky Mountain Equity Fund since 1993 and Aquila Cascadia Equity Fund, since 1996, which are called the Aquila Bond and Equity Funds; Vice President, Director, Secretary and formerly Treasurer of Aquila Distributors, Inc. since 1981, distributor of the above funds; President and Chairman of the Board of Trustees of CCMT, a money market fund since 1981, and an Officer and Trustee/Director of its predecessors since 1974; Chairman of the Board of Trustees and President of Prime Cash Fund (which is inactive), since 1982 and of Short Term Asset Reserves 1984-1996;President and a Director of STCM Management Company, Inc., sponsor and sub-adviser to CCMT; Chairman, President, and a Director since 1984, of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves, and Founder and Chairman of several other money market funds; Director or Trustee of OCC Cash Reserves, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Value Fund, Inc., and Trustee of Quest For Value Accumulation Trust, The Saratoga Advantage Trust, and of the Rochester Group of Funds, each of which is an open-end investment company;Trustee of Brown University, 1990-1996 and currently Trustee Emeritus;actively involved for many years in leadership roles with university, school and charitable organizations.

Thomas A. Christopher, Trustee, 459 West Green Street, Danville,
Kentucky 40422

Shareholder of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President of A Good Place for Fun, Inc., a sports facility, since 1987; active member of the American Institute of Certified Public Accountants; Board of Directors of the Kentucky Society of CPAs, 1991 to 1994; Trustee of Churchill Tax-Free Fund of Kentucky since 1992; presently active in leadership roles with various civic, community and church organizations.

Douglas Dean, Trustee, 106 West Vine Street, Suite 600,
Lexington, Kentucky 40507

Founder and President of Dean, Dorton & Ford P.S.C., a public accounting firm, since 1979; previously Staff Accountant, Tax Supervisor and Tax Manager with Coopers & Lybrand, a public accounting firm; Trustee of Trent Equity Fund, an equity mutual fund, 1992-1994; Trustee of Churchill Tax-Free Fund of Kentucky since 1987; Active as an officer and board member of various charitable and community organizations.

Diana P. Herrmann*, Vice President and Trustee, 380 Madison
Avenue, New York, New  York 10017

Senior Vice President and Secretary and formerly Vice President of the Administrator since 1986 and Director since 1984; Trustee of Tax-Free Trust of Arizona and Tax-Free Trust of Oregon since 1994, of Churchill Tax-Free Fund of Kentucky since 1995 and of Aquila Cascadia Equity Fund since 1996; Vice President of InCap Management Corporation since 1986 and Director since 1983; Senior Vice President or Vice President and formerly Assistant Vice President of the Money Funds since 1986; Vice-President of Prime Cash Fund (which is inactive), since 1986, of Cascades Cash Fund 1989-1994, and of Short Term Asset Management Fund, 1986-1988; Assistant Vice President of Oxford Cash Management Fund, 1986-1988; Assistant Vice President and formerly Loan Officer of European American Bank, 1981-1986; daughter of the Trust's President; Trustee of the Leopold Schepp Foundation (academic scholarships) since 1995; actively involved in mutual fund and trade associations and in college and other volunteer organizations.

Ann R. Leven*,Trustee, 785 Park Avenue, Apartment 20A, New York,
NY 10021

Treasurer of the National Gallery of Art, Washington, D.C., since 1994, Deputy Treasurer, 1990-1994; Treasurer of the Smithsonian Institution, Washington, D.C., 1984-1990; President of ARL Associates, strategic consultants, since 1983; Vice President/Senior Corporate Planning Officer of The Chase Manhattan Bank, N.A., 1979-1983; Treasurer of The Metropolitan Museum of Art, 1972-1979; Trustee of Short Term Asset Reserves, 1984-1993, of Tax-Free Trust of Oregon since 1986, of Churchill Tax-Free Fund of Kentucky since 1987 , of Cascades Cash Fund, 1989-1994, and of Aquila Cascadia Equity Fund since 1996; Trustee of Oxford Cash Management Fund, 1987-1988; Director of the Delaware Group of mutual funds since 1989; Adjunct Professor at Columbia University Graduate School of Business Administration since 1975; Trustee of the American Red Cross Endowment Fund, 1985-1990; Member of the Visiting Committee of Harvard Business School, 1979-1985; Member of the Board of Overseers of The Amos Tuck School, Dartmouth College, 1978-1984; Staff Director of the Presidential Task Force on the Arts and Humanities, 1981; Director of Alliance Capital Reserves Fund, a money market fund, 1978-1979.

Theodore T. Mason, Trustee, 26 Circle Drive, Hastings-on-Hudson,
New York 10706

Managing Director of EastWind Power Partners, Ltd. since 1994; Director of Cogeneration Development of Willamette Industries, Inc., a forest products company, 1991-1993; Vice President of Corporate Development of Penntech Papers, Inc., 1978-1991; Vice President of Capital Projects for the same company, 1977-1978; Vice Chairman of the Board of Trustees of CCMT since 1981; Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (which is inactive) since 1982; Trustee of Short Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Vice President and Trustee of Oxford Cash Management Fund, 1983-1989; Vice President of Trinity Liquid Assets Trust, 1983-1985; President and Director of Ted Mason Venture Associates, Inc., a venture capital consulting firm, 1972-1980; Advisor to the Commander, U.S. Maritime Defense Zone Atlantic, 1984-1988; National Vice President, Surface/Subsurface, Naval Reserve Association, 1985-1987; National Vice President, Budget and Finance, for the same Association, 1983-1985; Commanding Officer of four Naval Reserve Units, 1974-1985; Captain, USNR, 1978-1988.

Anne J. Mills, Trustee, 167 Glengarry Place, Castle Pines
Village, Castle Rock, Colorado 80104

Vice President for Business Affairs of Ottawa University since 1992; Director of Customer Fulfillment, U.S. Marketing and Services Group, IBM Corporation, 1990-1991; Director of Business Requirements of that Group, 1988-1990; Director of Phase Management of that Group, 1985-1988; Budget Review Officer of the American Baptist Churches/USA since 1994; Director of the American Baptist Foundation since 1985; Trustee of Brown University; Trustee of Tax-Free Trust of Arizona since 1986, of Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado and Capital Cash Management Trust since 1987 and of Tax-Free Fund For Utah since 1994.

William J. Nightingale, Trustee, 1266 East Main Street, Stamford
Connecticut 06902

Chairman and founder (1975) and Senior Advisor since 1995 of Nightingale & Associates, Inc., a general management consulting firm focusing on interim management, divestitures, turnaround of troubled companies, corporate restructuring and financial advisory services; President, Chief Executive Officer and Director of Bali Company, Inc., a manufacturer of women's apparel, which became a subsidiary of Hanes Corporation, 1970-1975; prior to that, Vice President and Chief Financial Officer of Hanes Corporation after being Vice President-Corporate Development and Planning of that company, 1968-1970; formerly Senior Associate of Booz, Allen & Hamilton, management consultants, after having been Marketing Manager with General Mills, Inc.; Trustee of Narragansett Insured Tax-Free Income Fund since 1992 and of Churchill Tax-Free Fund of Kentucky since 1993; Director of Yale International, Inc. (various industrial manufacturing companies); Glasstech Inc. (glass bending equipment and engineering) and Ring's End, Inc. (retail lumber and building supply chain).

James R. Ramsey, Trustee, 109 Wetherby Building, Western Kentucky
University, Bowling Green, Kentucky 42101

Vice President for Finance and Administration, and Professor of Economics, Western Kentucky University; Trustee of Churchill Tax-Free Fund of Kentucky since 1987; Chief State Economist and Executive Director of the Office for Financial Management and Economic Analysis of the Commonwealth of Kentucky, 1981-1992; Adjunct Professor of the University of Kentucky; Assistant Dean and Director of Public Administration of Loyola University in New Orleans, Louisiana, 1978-1981; Assistant Professor of Public Finance and Administration of Loyola University, 1977-1981; Assistant Professor of Economics, Middle Tennessee State University, 1975-1977; published numerous articles, monographs and working papers on economics and fiscal management.

Charles E. Childs, III, Vice President, 380 Madison Avenue, New
York, New York 10017

Vice President - Administration and formerly Assistant Vice President and Associate of the Administrator since 1987 ; Vice President or Assistant Vice President of the Money Funds since 1988; Northeastern University, 1986-1987 (M.B.A., 1987);
Financial Analyst, Unisys Corporation, 1986; Associate Analyst at National Economic Research Associates, Inc. (NERA), a micro-economic consulting firm, 1979-1985.

John M. Herndon, Vice President and Assistant Secretary, 380
Madison Avenue, New York, New York 10017

Assistant Secretary of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1995 and Vice President of the Aquila Money-Market Funds since 1990; Vice President of the Administrator since 1990; Investment Services Consultant and Bank Services Executive of Wright Investors' Service, a registered investment adviser, 1983-1989; Member of the American Finance Association, the Western Finance Association and the Society of Quantitative Analysts.

Jerry G. McGrew, Vice President, P.O. Box 662, Radcliff, Kentucky
40159

Senior Vice President of Churchill Tax-Free Fund of Kentucky since 1994, Vice President since 1987; Vice President of Tax-Free Fund For Utah since 1992; Registered Principal since 1993; Vice President of Aquila Distributors, Inc. since 1993; Registered Representative of J.J.B. Hilliard, W.L. Lyons Inc., 1983-1987; Account Manager with IBM Corporation, 1967-1981; Gubernatorial appointee, Kentucky Financial Institutions Board, since 1993; Chairman, Total Quality Management for Small Business, 1990-1994; President of Elizabethtown/Hardin County, Kentucky, Chamber of Commerce, 1989-1991; President of Elizabethtown Country Club, 1983-1985.

Rose F. Marotta, Chief Financial Officer, 380 Madison Avenue, New
York, New York 10017

Chief Financial Officer of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1991 and Treasurer, 1981-1991; formerly Treasurer of the predecessor of CCMT; Treasurer and Director of STCM Management Company, Inc., since 1974; Treasurer of Trinity Liquid Assets Trust, 1982-1986 and of Oxford Cash Management Fund, 1982-1988; Treasurer of InCap Management Corporation since 1982, of the Administrator since 1984 and of the Distributor since 1985.

Richard F. West, Treasurer, 380 Madison Avenue, New York, New
York 10017

Treasurer of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds and of Aquila Distributors, Inc. since 1992; Associate Director of Furman Selz Incorporated, 1991-1992; Vice President of Scudder, Stevens & Clark, Inc. and Treasurer of Scudder Institutional Funds, 1989-1991; Vice President of Lazard Freres Institutional Funds Group, Treasurer of Lazard Freres Group of Investment Companies and HT Insight Funds, Inc., 1986-1988; Vice President of Lehman Management Co., Inc. and Assistant Treasurer of Lehman Money Market Funds, 1981-1985; Controller of Seligman Group of Investment Companies, 1960-1980.

Edward M. W. Hines, Secretary, 551 Fifth Avenue, New York, New
York 10176

Partner of Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP, attorneys, since 1989 and counsel, 1987-1989; Secretary of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1982; Secretary of Trinity Liquid Assets Trust, 1982-1985 and Trustee of that Trust, 1985-1986; Secretary of Oxford Cash Management Fund, 1982-1988.

Patricia A. Craven, Assistant Secretary & Compliance Officer, 380
Madison Avenue, New York, New York 10017

Assistant Secretary of the Aquila Money-Market Funds and the
Aquila Bond and Equity Funds since 1995; Counsel to the
Administrator and the Distributor since 1995; formerly a Legal
Associate for Oppenheimer Management Corporation, 1993-1995.

Compensation of Trustees

     The Trust does not pay fees to Trustees affiliated with the Administrator or to any of the Trust's officers. During the fiscal year ended September 30, 1996, the Trust paid $55,724 in fees and reimbursement of expenses to its other Trustees. The Trust is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money market funds and two equity funds. The following table lists the compensation of all Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila group.


                                 Compensation     Number of
                                 from all         boards
               Compensation      funds in the     which the
Name           from the Trust    Aquila Group     Trustee now
                                                  serves


Thomas A.       $5,451            $12,001          2
Christopher

Douglas Dean    $4,800            $13,332          2

Ann R.          $5,100            $19,000          4
Leven

Theodore T.     $5,087            $48,182          8
Mason

Anne J.         $5,508            $30,066          6
Mills

William J.      $5,592            $12,203          3
Nightingale

James R.        $5,331            $19,000          2
Ramsey



      ADDITIONAL INFORMATION AS TO MANAGEMENT ARRANGEMENTS

Additional Information as to the Advisory Agreement

     The Investment Advisory Agreement (the "Advisory Agreement") between the Trust and the Adviser contains the provisions described below, in addition to those described in the Prospectus. The Advisory Agreement became effective on July 19, 1995. Prior to that date, PNC Bank, Kentucky, Inc. acted as the Trust's investment adviser under a former advisory agreement that terminated on that date.

     The Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Trust sixty days' written notice, and may be terminated by the Trust at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Trust shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined).

     The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.

     The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. The Trust agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust.

     The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the Securities Act of 1933 and the 1940 Act except for the information supplied by the Adviser for inclusion therein.

     The Advisory Agreement contains the following provisions as to the Trust's portfolio transactions. In connection with its duties to arrange for the purchase and sale of the Trust's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs. The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Trust or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Trust and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Trust.

Glass-Steagall Act

     In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but
(b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     In the Investment Advisory Agreement with the Trust, the Adviser has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectus and the Additional Statement without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANC ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per share or result in financial losses to any customer.

Additional Information as to the Administration Agreement

     The Administration Agreement between Aquila Management
Corporation, as Administrator, and the Trust (the "Administration
Agreement") contains the provisions described below in addition to those described in the Prospectus.

     Subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio; as part of such duties, the Administrator (i) provides office space, personnel, facilities and equipment for the performance of the following functions and for the maintenance of the Trust's headquarters; (ii) oversees all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing or redemption of the Trust's shares; (iii) provides to the Adviser and to the Trust statistical and other factual information and advice regarding economic factors and trends, but does not generally furnish advice or make recommendations regarding the purchase or sale of securities; (iv) either keeps the accounting records of the Trust, including the computation of net asset value per share and the dividends (provided that pricing of the Trust's portfolio is the responsibility of the Adviser under the Advisory Agreement) or, at its expense and responsibility, delegates such duties in whole or in part to a company satisfactory to the Trust, maintains the Trust's other books and records and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Trust's insurance relationships; (v) prepares, on the Trust's behalf and at its expense, such applications and reports as may be necessary to register or maintain its registration or that of its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Trust's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since the Trust pays its own legal and audit expenses, to the extent that the Trust's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Trust.

     The Administration Agreement may be terminated at any time without penalty by the Administrator upon sixty days' written notice to the Trust and the Adviser; it may be terminated by the Trust at any time without penalty upon giving the Administrator sixty days' written notice, provided that such termination by the Trust shall be directed or approved by a vote of a majority of the Trustees in office at the time, including a majority of the Trustees who are not interested persons of the Trust. In either case the notice provision may be waived.

     The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.

     The Administration Agreement provides that the Administrator shall not be liable for any error in judgement or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Administrator in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Administration Agreement. The Trust agrees to indemnify the Administrator to the full extent permitted by the Declaration of Trust.

     For the fiscal year ended September 30, 1996, the fees payable to the Adviser under the Advisory Agreement were $521,359 of which $77,712 was voluntarily waived. During the same period, fees payable to the Administrator under the Administration Agreement were $267,924 of which $39,771 was voluntarily waived. For the fiscal year ended September 30, 1995, the fees payable to the Trust's former adviser under an advisory agreement in effect until July 19, 1995 were $366,654 and fees payable to the Adviser under the Advisory Agreement thereafter were $99,642 of which $49,089 was voluntarily waived. During the same period, fees payable to the Administrator under a former administration agreement in effect until July 19, 1995 were $366,654 and under the Administration Agreement in effect thereafter were $58,931 of which $21,561 was waived. For the fiscal year ended September 30, 1994 the fees payable to the former adviser under the former advisory agreement then in effect and to the Administrator under the former administration agreement then in effect, were, each, $543,130.

                    AMORTIZED COST VALUATION

     The Trust operates under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Trust's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

     Under the Rule, the Trust's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Trust's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Trust's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Trust's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

     Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures include changes in the dividends payable by the Trust under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

                 COMPUTATION OF DAILY DIVIDENDS

     Under the Procedures which the Trust's Board of Trustees has adopted relating to amortized cost valuation, the calculation of the Trust's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

     If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.


                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase shares of the Trust having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

     Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

     Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

                       GENERAL INFORMATION

Net Asset Value Per Share

     As indicated in the Prospectus, the net asset value per share of the Trust's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement.

Possible Additional Series

     If additional Series (as discussed in the Prospectus) were created by the Board of Trustees, shares of each such Series would be entitled to vote as a Series only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees. Income and operating expenses would be allocated fairly among two or more series in a manner acceptable to the Board of Trustees.

     Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more Series outstanding as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each Series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of accountants. Rule 18f-2 contains special provisions for cases in which an advisory contract is approved by one or more, but not all, Series. A change in investment policy may go into effect as to one or more Series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected Series.

Indemnification of Shareholders and Trustees

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Trust, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Trust is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. In the event the Trust had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as is the case with the Trust, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

     The Declaration of Trust further indemnifies the Trustees of the Trust and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Ownership of Securities

     Of the shares of the Trust outstanding on January 1, 1997, a nominee of Bank One Trust Co., 235 West Schrock Road, Westerville, OH held of record 148,099,231 shares (99.9%). The Trust's management is not aware of any person, other than those named above, who beneficially owned 5% or more of its outstanding shares on such date. On the basis of information received from the record owners listed above, the Trust's management believes
(i) that all of the shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares.

Custodian and Auditors

     The Trust's Custodian is Bank One Trust Company N.A.; it receives, holds and delivers the Trust's portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Trust. The Trust pays the Custodian (1) an asset-based annual fee, with a minimum asset-based annual fee, and (2) a fee for each portfolio purchase transaction of the Trust. The rates of these fees have been reviewed by the Board of Trustees of the Trust and are believed to be comparable to those available from other organizations providing such services. The Custodian is an affiliate of the Adviser.

     The Trust's auditors, KPMG Peat Marwick LLP, perform an annual audit of the Trust's financial statements.

Financial Statements

     The financial statements for the Trust for the fiscal year ended September 30, 1996, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the Additional Statement. Those financial statements have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is incorporated herein by reference.

                           APPENDIX A
     NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

     At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD AND POOR'S CORPORATION

     Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

     A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated
     A-1.

     An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

     1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

     2) Nature of and provisions of the obligation; and

     3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The two highest categories are:

     AAA: Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.



MOODY'S INVESTORS SERVICE

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:
          * Leading market positions in well-established industries.
          * High rates of return on funds employed.
          * Conservative capital structure with moderate reliance on debt and ample asset protection.
          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          * Well-established access to a range of markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


IBCA

     In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

     1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

     2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

     A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

     B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

     The short-term ratings are:

     A-1+: Obligations supported by the highest capacity for timely repayment.

     A-1: Obligations supported by a very strong capacity for timely repayment.

     A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The long-term ratings are:

     AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

     AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
     Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


Thomson BankWatch, Inc. (TBW)

     The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

     TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

     TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

     AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

     AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


Fitch Investors Service, Inc.

     The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

     F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

     The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

[CCRT SAI back cover]

Investment Adviser
  BANC ONE INVESTMENT ADVISORS CORPORATION
  774 Park Meadow Road
  Columbus, Ohio 43271-0211

Administrator
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

Distributor
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

Trustees
  Lacy B. Herrmann, Chairman
  Thomas A. Christopher
  Douglas Dean
  Diana P. Herrmann
  Ann R. Leven
  Theodore T. Mason
  Anne J. Mills
  William J. Nightingale
  James R. Ramsey

Officers
  Lacy B. Herrmann, President
  Diana P. Herrmann, Vice President
  Charles E. Childs, III, Vice President
  John M. Herndon, Vice President and Assistant Secretary
  Jerry G. McGrew, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

Transfer and Shareholder Servicing Agent
  ADMINISTRATIVE DATA MANAGEMENT CORP.
  581 Main Street
  Woodbridge, New Jersey 07095-1198

Custodian
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

Independent Auditors
  KPMG PEAT MARWICK LLP
  345 Park Avenue
  New York, New York 10154

Counsel
  HOLLYER BRADY SMITH TROXELL
  BARRETT ROCKETT HINES & MONE LLP
  551 Fifth Avenue
  New York, New York 10176


CHURCHILL CASH
RESERVES TRUST

A cash
management
investment

[LOGO OF HORSE]

STATEMENT OF
ADDITIONAL
INFORMATION

[LOGO OF EAGLE]

One of the
Aquilasm Group of Funds